Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit for the period	£ 2,088	£ 1,661
Taxation	634	537
Share of after tax results of associates and joint ventures	(190)	(154)
Net finance charges	180	200
Non-operating items	31	(5)
Operating profit	2,743	2,239
Increase in inventories	(187)	(112)
Increase in trade and other receivables	(976)	(1,078)
Increase in trade and other payables and provisions	653	1,161
Net increase in working capital	(510)	(29)
Depreciation, amortisation and impairment	224	219
Dividends received	1	82
Post employment payments less amounts included in operating profit	(23)	(14)
Other items	34	(1)
Adjustments to reconcile profit (loss), Total	236	286
Cash generated from operations	2,469	2,496
Interest received	41	84
Interest paid	(185)	(266)
Taxation paid	(378)	(316)
Net total of interest received, interest paid and taxation paid	(522)	(498)
Net cash inflow from operating activities	1,947	1,998
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	7	8
Purchase of property, plant and equipment and computer software	(382)	(250)
Movements in loans and other investments	3	(3)
Sale of businesses and brands	2	5
Acquisition of businesses	(134)	(364)
Net cash outflow from investing activities	(504)	(604)
Cash flows from financing activities
Share buyback programme	(538)	0
Net sale of own shares for share schemes	42	9
Purchase of treasury shares in respect of subsidiaries	(13)	0
Dividends paid to non-controlling interests	(51)	(53)
Proceeds from bonds	0	1,031
Repayment of bonds	(769)	(1,247)
Purchase of shares of non-controlling interests	0	(34)
Cash inflow from other borrowings	136	0
Cash outflow from other borrowings	(98)	(345)
Equity dividends paid	(1,040)	(992)
Net cash outflow from financing activities	(2,331)	(1,631)
Net decrease in net cash and cash equivalents	(888)	(237)
Exchange differences	14	(236)
Net cash and cash equivalents at beginning of the period	2,637	3,153
Net cash and cash equivalents at end of the period	1,763	2,680
Net cash and cash equivalents consist of:
Cash and cash equivalents	1,780	2,763
Bank overdrafts	(17)	(83)
Net cash and cash equivalents	£ 1,763	£ 2,680